DISCONTINUED OPERATIONS - Results of operations of discontinued operations (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Revenues	$ 18,312	$ 19,215	$ 98,022	$ 183,543
Operating expenses:
Operating expenses	6,000	6,000	27,867	27,746
Income from discontinued operations	12,312	13,215	70,155	155,797
Commission and other revenue from carriers
Revenues:
Revenues	2,378	3,067	10,016	18,499
Transition policy commission pursuant to the Agreement
Revenues:
Revenues			88,006	165,044
Other general and administrative
Operating expenses:
Operating expenses	6,000	6,000	$ 27,867	$ 27,746
eHealth Agreement
Revenues:
Revenues	$ 15,934	$ 16,148